Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001841644
Document Type	6-K/A
Document Fiscal Year Focus	2026
Entity File Number	001-43083
Entity Registrant Name	PicS N.V.
Amendment Description	PicS N.V. is filing this Amendment No. 1 (this “Amendment”) to its report on Form 6-K, which was originally furnished to the U.S. Securities and Exchange Commission on June 3, 2026 (Film No.: 261058720) (the “Original Form 6-K”).This Amendment is being furnished solely to amend and restate Exhibit 99.4 (Unaudited Interim Condensed Consolidated Financial Statements as of March 31, 2026 and for the three-month periods ended March 31, 2026 and 2025) (“Unaudited Interim Financial Statements”) to the Original Form 6-K to correct the breakdown of consumer loan amounts overdue (Note 8.2.2 to the Unaudited Interim Financial Statements), which should be and is now disclosed by delinquency range rather than by maturity date. In the previously furnished Unaudited Interim Financial Statements, we presented the overdue portfolio by maturity date and without a delinquency range breakdown.Accordingly, an updated version of Exhibit 99.4 has been attached to this Amendment and supersedes the earlier version attached to the Original Form 6-K. No other portions of the Original Form 6-K are being modified.
Amendment Flag	true
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31